LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of carrying amounts of right-of-use assets recognized and movements during period

in € thousand	Real Estate	Vehicles	Total
1/1/2023	906	428	1,334
Additions to right-of-use assets	8,402	178	8,581
Depreciation	(543)	(236)	(779)
Foreign exchange differences	(68)	(5)	(73)
12/31/2023	8,697	365	9,063
Additions/(De-recognition) to right-of-use assets	(121)	489	367
Depreciation	(1,354)	(293)	(1,647)
Foreign exchange differences	30	(1)	29
12/31/2024	7,253	560	7,812

Schedule of carrying amounts of lease liabilities and movements during period

in € thousand	Lease Liability
1/1/2023	1,333
Additions	10,347
Interest	102
Payments	(819)
Foreign exchange difference	(77)
12/31/2023	10,886
Additions	306
Interest	655
Payments	(2,184)
Foreign exchange difference	32
12/31/2024	9,694

Schedule of combined statement of profit or loss and other comprehensive income (loss) included amounts of lease related expense

in € thousand	2024	2023	2022
Depreciation of right of-use assets	(1,649)	(779)	(642)
Interest expense on lease liabilities	(641)	(103)	(68)
Short-term lease expenses	(371)	(383)	(523)
Lease expenses for low-value assets	(40)	(7)	(28)
Total amount recognized in expense	(2,701)	(1,273)	(1,260)

Schedule of information on total cash outflow from all leases

in € thousand	2024	2023	2022
Principal paid	(1,543)	(715)	(609)
Interest paid	(641)	(103)	(68)
Short term and low value leases	(411)	(391)	(551)
Total amount paid	(2,596)	(1,209)	(1,227)

Schedule of maturity analysis of undiscounted lease payments for which right-of-use asset and lease liability

in € thousand	12/31/2024	12/31/2023
≤ 1 year	2,029	2,108
> 1 ≤ 2 years	1,755	1,928
> 2 ≤ 5 years	3,778	4,081
> 5 years	4,800	6,014
Gross lease liabilities – minimum lease payments	12,361	14,130
Discount and foreign currency effects	(2,667)	(3,244)
Present value of the lease liabilities	9,694	10,886